Derivative Warrants - Summary of 2021 Series A And B Warrants - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions					2 Months Ended
	Feb. 22, 2021 USD ($) $ / shares shares	Feb. 10, 2021 USD ($) $ / shares shares	Feb. 04, 2021 USD ($) $ / shares shares	Feb. 02, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) shares
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants exercised					35,000,000.0
Issuance of common shares					35,000,000.0
Gross proceeds from warrants | $					$ 8.0
January 2021 Units Offering
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Term of warrants				5 years
January 2021 Units Offering | Series B Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants exercised			33,300,000
January 2021 Units Offering | Series B Warrants | Top of Range
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Price per unit | $ / shares				$ 0.0001
January 2021 Units Offering | Series A Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrant exercise price | $ / shares				$ 0.80
Warrants exercised	63,300,000	3,300,000
Issuance of common shares	63,300,000	3,300,000
Weighted average warrant exercise price | $ / shares	$ 0.80	$ 0.80
Gross proceeds from warrants | $	$ 50.7	$ 2.7
January 2021 Units Offering | Series B Units
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Issuance of common shares			33,300,000
January 2021 Units Offering | Series A Units
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Number of units issued				100,000,000.0
Description of offering units				series A units (the “Series A Units”), each consisting of one common share
Sale price per unit | $ / shares				$ 0.75
January 2021 Units Offering | Series B Units
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Number of units issued				33,300,000
Description of offering units				series B units (the “Series B Units”), each consisting of one pre-funded series B warrant (the “2021 Series B Warrants”) to purchase one common share
Sale price per unit | $ / shares				$ 0.75
January 2021 Units Offering | Series A and series B units
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Gross proceeds from offering | $				$ 100.0
January 2021 Units Offering | Series A and series B units | Top of Range
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Price per unit | $ / shares				$ 0.0001
February 2021 Units Offering
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Term of warrants			5 years
February 2021 Units Offering | Series B Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Price per unit | $ / shares			$ 0.0001
Warrants exercised			14,000,000.0
February 2021 Units Offering | Series A Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrant exercise price | $ / shares			$ 1.10
Warrants exercised	35,000,000.0	2,300,000
Issuance of common shares	35,000,000.0	2,300,000
Weighted average warrant exercise price | $ / shares	$ 1.10	$ 1.10
Gross proceeds from warrants | $	$ 38.5	$ 2.5
February 2021 Units Offering | Series A Units
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Number of units issued			60,500,000
Description of offering units			series A units (the “Additional Series A Units”), each consisting of one common share and one-half additional series A warrant (collectively, the “2021 Additional Series A Warrants”) to purchase one common share
Sale price per unit | $ / shares			$ 1.00
February 2021 Units Offering | Series B Units
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Number of units issued			14,000,000.0
Description of offering units			series B units (the “Additional Series B Units”), each consisting of one pre-funded additional series B warrant (the “2021 Additional Series B Warrants”) to purchase one common share and one-half 2021 Additional Series A Warrant to purchase one common share
Sale price per unit | $ / shares			$ 1.00
Issuance of common shares			14,000,000.0
February 2021 Units Offering | Series A and series B units
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Gross proceeds from offering | $			$ 74.5
February 2021 Units Offering | Series A and series B units | Top of Range
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Price per unit | $ / shares			$ 0.0001